BRADFORD RODGERS

Vice President – Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brad.rodgers@protective.com

October 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          The Lincoln National Life Insurance Company

Lincoln Life Flexible Premium Variable Life Account LMB-V

Spectrum Select Plus

Filing Pursuant to Rule 497(j) for

File No. 333-259952; 811-9075

Commissioners:

On behalf of  The Lincoln National Life Insurance Company and the Lincoln Life Flexible Premium Variable Life Account LMB-V, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Spectrum Select Plus”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the Registration Statement for Lincoln Life Flexible Premium Variable Life Account LMB-V as filed with the Commission on October 1, 2021 via EDGARLINK.

Please do not hesitate to call me at (860) 466-1222 if you have any questions.

Sincerely,

/s/ Bradford Rodgers
Bradford Rodgers
Vice President and Senior Counsel
Protective Life Insurance Company, As Administrator